Stock option liabilities (Q3) (Tables)	9 Months Ended
Apr. 30, 2025
Stock option liabilities [Abstract]
Continuity of Derivative Stock Option Liabilities
The following is a continuity of the Company’s derivative stock option liabilities:

Balance as at July 31, 2024	$—
Stock options fair value upon change De-SPAC transaction (Note 4)	330,090
Change in fair value of stock option liabilities	(294,441)
Balance as at April 30, 2025	$35,649